091-02154

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RECEIVED
2007 OCT 31 PM 1:37
SEC / MR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

07070748

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

WisdomTree Emerging Markets SmallCap Dividend Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

DGS

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Mexicana de Valores, Bombay Stock Exchange, Bovespa (State of São Paulo Stock Exchange), Budapest Stock Exchange (BSE) In association with Wiener Börse, New York Stock Exchange, Hong Kong Stock Exchange, Istanbul Stock Exchange, Jakarta Stock Exchange, JSE Securities Exchange / Johannesburg Stock Exchange, Korea Stock Exchange, KOSDAQ, Kuala Lumpur Stock Exchange (Bursa Malaysia), Philippine Stock Exchange, Santiago Stock Exchange, Stock Exchange of Thailand, Taiwan Stock Exchange, Tel-Aviv Stock Exchange, Warsaw Stock Exchange

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

PROCESSED
DEC 03 2007
THOMSON FINANCIAL

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

[signature]

October 30, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 31 2007

SEC 2449 (1/99)

Mary Yeager
Corporate Secretary

NYSE Arca.

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

RECEIVED
2007 OCT 31 PM 1:37
SEC / MR

Via Overnight Mail

October 30, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – WisdomTree, Trust**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following security:

- WisdomTree Trust, WisdomTree Emerging Markets SmallCap Dividend Fund (Ticker Symbol DGS).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

END

Cc: Tim Malinowski (NYSE Euronext)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 31 2007